RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Disclosure of transactions with related parties
	For the year ended December 31,
	2024	2023	2022
	US Dollars in thousands
Payroll, options and payments to related parties employed by the Company	3,550	2,671	5,378
Payroll to directors	228	176	207
Transactions - associated companies	3,474	2,202	766

Disclosure of balances with related parties
	December 31,
	2024	2023
	US Dollars in thousands
Receivables – associated companies	3,903	3,555
Trade payables – related companies and parties	83	97
Other payables – related companies and parties	37	41